SCHEDULE OF PREPAYMENTS (Details)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 HKD ($)
Schedule Of Prepayments
Prepayments for operation	$ 346,524	$ 2,702,880	$ 3,004,889
Prepayments for marketing expenses	991,111	7,730,667	9,256,000
Prepayments for market advisory service	816,025	6,364,998	2,730,000
Prepayments current	2,153,660	16,798,545	14,990,889
Prepayments for operation, non-current portion	274	2,135	780,000
Prepayments for marketing expenses	368,151	2,871,580	3,115,247
Prepayments non current	368,425	2,873,715	3,895,247
Total:	$ 2,522,085	$ 19,672,260	$ 18,886,136